UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08769

Badgley Funds, Inc.
(Exact name of registrant as specified in charter)

 P.O. Box 701, Milwaukee, WI 53201-0701
(Address of principal executive offices) (Zip code)

Kirkland & Ellis LLP, 200 East Randolph Drive, Chicago, IL 60601
(Name and address of agent for service)

Registrant's telephone number, including area code:  1-877-BADGLEY

Date of fiscal year end:  May 31

Date of reporting period:  July 1, 2006 - June 30, 2007

Item 1. Proxy Voting Record.

BADGLEY BALANCED FUND

PROXY COMMITTEE

COMPANY NAME:	Medtronic, Inc.
TICKER SYMBOL:	MDT
CUSIP NUMBER:	585055106
MEETING DATE:	8/24/06
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To ratify the appointment of PricewaterhouseCoopers LLP	F	F
as Medtronic’s independent registered public accounting
firm.

3	To consider and vote upon a shareholder proposal entitled	A	A
“director election majority cote standard proposal.”

1

PROXY COMMITTEE

COMPANY NAME:	FedEx Corporation
TICKER SYMBOL:	FDX
CUSIP NUMBER:	31428X106
MEETING DATE:	9/25/06
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of amendments to certificate of incorporation and	F	F
bylaws to eliminate supermajority voting requirements.

3	Ratification of independent registered public accounting	F	F
firm.

The Board of Directors recommends a vote
“against” proposals 4 & 5.

4	Stockholder proposal regarding global warming report.	A	A

5	Stockholder proposal regarding majority voting for	A	A
director elections.

2

PROXY COMMITTEE

COMPANY NAME:	Michaels Stores, Inc.
TICKER SYMBOL:	MIK
CUSIP NUMBER:	594087108
MEETING DATE:	10/5/06
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	To adopt the agreement and plan of merger, dated as of	F	F
June 30, 2006, as amended, among Bain Paste Mergerco
Inc., Blackstone Paste Mergerco, Inc., Bain Paste Finco,
LLC, Blackstone Paste Finco, LLC and Michaels Stores,
Inc. (the “merger agreement”).

2	To adjourn or postpone the special meeting, if necessary or	F	F
appropriate, to solicit additional proxies if there are
insufficient votes at the time of the meeting to adopt the
merger agreement.

3

PROXY COMMITTEE

COMPANY NAME:	Teva Pharmaceutical Industries
TICKER SYMBOL:	TEVA
CUSIP NUMBER:	881624209
MEETING DATE:	10/5/06
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	To approve the remuneration of Mr. Eli Hurvitz in his	F	N/A
capacity as Chairman of the Board of Teva, in an amount
of the NIS equivalent of $300,000 per annum plus VAT,
to be adjusted by the increase of the Israeli Consumer Price
Index, together with an office and secretarial and car
service. Such remuneration is to be effective as of
July 3, 2006.

2	To approve the remuneration of Dr. Philip Frost in his	F	N/A
capacity as Vice Chairman of the Board of Teva and
Chairman of the Board’s science and technology
committee, in an amount of the NIS equivalent of
$275,000 per annum plus VAT, to be adjusted by the
increase of the Israeli Consumer Price Index. Such
remuneration is to be effective as of July 3, 2006.

4

PROXY COMMITTEE

COMPANY NAME:	Seagate Technology
TICKER SYMBOL:	STX
CUSIP NUMBER:	G7945J104
MEETING DATE:	10/26/06
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1A	Elect Frank J. Biondi, Jr. as a Director.	F	F

1B	Elect William W. Bradley as a Director.	F	F

1C	Elect Michael R. Cannon as a Director.	F	F

1D	Elect James A. Davidson as a Director.	F	F

1E	Elect Donald E. Kiernan as a Director.	F	F

1F	Elect Stephen J. Luczo as a Director.	F	F

1G	Elect David F. Marquardt as a Director.	F	F

1H	Elect Lydia M. Marshall as a Director.	F	F

1I	Elect C.S. Parks as a Director.	F	F

1J	Elect Gregorio Reyes as a Director.	F	F

1K	Elect John W. Thompson as a Director.	F	F

1L	Elect William D. Watkins as a Director.	F	F

2	Approve an increase in shares eligible for issuance under 2004 stock	F	F
compensation plan in the amount of 36 million shares.

3	Approve an increase in the issuable shares for purchase under	F	F
employee stock purchase plan in the amount of 10 million shares.

4	Ratify the appointment of Ernst & Young LLP to serve as independent	F	F
registered accounting firm.

5

PROXY COMMITTEE

COMPANY NAME:	Sysco Corporation
TICKER SYMBOL:	SYY
CUSIP NUMBER:	871829107
MEETING DATE:	11/10/06
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of ratification of appointment of Ernst & Young	F	F
LLP as the company’s independent accountants for
fiscal 2007.

3	Shareholder proposal requesting that the Board of	A	N/A
Directors implement a majority vote policy by taking
certain specified actions.

6

PROXY COMMITTEE

COMPANY NAME:	Microsoft Corp.
TICKER SYMBOL:	MSFT
CUSIP NUMBER:	594918104
MEETING DATE:	11/14/06
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1A	Election of Director: William H. Gates III	F	F

1B	Election of Director: Steven A. Ballmer	F	F

1C	Election of Director: James I. Cash Jr.	F	F

1D	Election of Director: Dina Dublon	F	F

1E	Election of Director: Raymond V. Gilmartin	F	F

1F	Election of Director: David F. Marquardt	F	F

1G	Election of Director: Charles H. Noski	F	F

1H	Election of Director: Helmut Panke	F	F

1I	Election of Director: Jon A. Shirley	F	F

2	Ratification of the selection of Deloitte & Touche LLP as the	F	F
company’s independent auditor

3	Shareholder proposal – Restriction on selling products and	A	A
services to foreign governments

4	Shareholder proposal – Sexual orientation in equal employment	A	A
opportunity policy

5	Shareholder proposal – Hiring of proxy advisor	A	A

7

PROXY COMMITTEE

COMPANY NAME:	Cisco Systems, Inc.
TICKER SYMBOL:	CSCO
CUSIP NUMBER:	17275R102
MEETING DATE:	11/15/06
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To ratify the appointment of PricewaterhouseCoopers LLP	F	F
as Cisco’s independent registered public accounting firm for the fiscal year ending July 28, 2007.

3	Proposal submitted by a shareholder urging the Board of	A	A
Directors to adopt a policy that a significant portion of future equity compensation grants to senior executives shall be shares of stock that require the achievement of performance goals as a prerequisite to vesting, as set forth in the accompanying proxy statement.

4	Proposal submitted by shareholders requesting the Board’s	A	A
compensation committee initiate a review of Cisco’s Executive compensation policies and to make available, upon request, a report of that review by January 1, 2007, as set forth in the accompanying proxy statement.

5	Proposal submitted by shareholders requesting the Board to	A	A
publish a report to shareholders within six months providing a summarized listing of assessment of concrete steps Cisco could reasonably take to reduce the likelihood that its business
practices might enable or encourage the violation of human
rights, as set forth in the accompanying proxy statement.

8

PROXY COMMITTEE

COMPANY NAME:	Amdocs Limited
TICKER SYMBOL:	DOX
CUSIP NUMBER:	G02602103
MEETING DATE:	01/18/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of consolidated financial statements for fiscal	F	F
year 2006.

3	Ratification and approval of Ernst & Young LLP and	F	F
authorization of audit committee of board to
fix remuneration.

9

PROXY COMMITTEE

COMPANY NAME:	BJ Services Company
TICKER SYMBOL:	BJS
CUSIP NUMBER:	05582103
MEETING DATE:	1/30/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

10

PROXY COMMITTEE

COMPANY NAME:	Costco Wholesale Corporation
TICKER SYMBOL:	COST
CUSIP NUMBER:	22160K105
MEETING DATE:	1/31/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Ratification of selection of independent auditors.	F	F

11

PROXY COMMITTEE

COMPANY NAME:	Varian Medical Systems, Inc.
TICKER SYMBOL:	VAR
CUSIP NUMBER:	92220P105
MEETING DATE:	2/15/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To approve the Varian Medical Systems, Inc. second	F	F
amended and restated 2005 Omnibus stock plan.

3	To approve an amendment to the Varian Medical	F	F
Systems, Inc. management incentive plan.

4	To ratify the appointment of Pricewaterhousecoopers LLP	F	F
as Varian Medical Systems, Inc.’s independent registered
public accounting firm for fiscal year 2007.

12

PROXY COMMITTEE

COMPANY NAME:	CVS Corporation
TICKER SYMBOL:	CVS
CUSIP NUMBER:	126650100
MEETING DATE:	02/23/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Approval of the proposal to amend CVS’ amended and	F	F
restated certificate of incorporation to increase the
authorized number of shares of CVS common stock from
1 billion to 3.2 billion and to change the name of CVS
Corporation to “CVS/Caremark Corporation”, as described
in the accompanying joint proxy statement/prospectus.

2	Approval of the proposal to issue stock pursuant to the	F	F
merger agreement, as the same may be amended from time
to time, in connection with the proposed merger of.
Caremark RX, Inc. with Twain Mergersub L.L.C., a
wholly owned subsidiary of CVS Corporation, as described
in the accompanying joint proxy statement/prospectus.

3	Approval of any proposal to adjourn or postpone the	F	F
special meeting, including if necessary, to solicit additional proxies in favor of the foregoing proposals.

13

PROXY COMMITTEE

COMPANY NAME:	Qualcomm Incorporated
TICKER SYMBOL:	QCOM
CUSIP NUMBER:	747525103
MEETING DATE:	03/13/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To ratify the selection of Pricewaterhousecoopers LLP as	F	F
the company’s independent accountants for the company’s
fiscal year ending September 30, 2007.

14

PROXY COMMITTEE

COMPANY NAME:	Starbucks Corporation
TICKER SYMBOL:	SBUX
CUSIP NUMBER:	855244109
MEETING DATE:	03/21/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Company proposal to approve the material terms of the	F	F
company’s executive management bonus plan.

3	Company proposal to ratify the selection of Deloitte and	F	F
Touche LLP as the company’s independent registered
public accounting firm for the fiscal year ending
September 30, 2007.

15

PROXY COMMITTEE

COMPANY NAME:	United Technologies Corporation
TICKER SYMBOL:	UTX
CUSIP NUMBER:	913017109
MEETING DATE:	04/11/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Appointment of independent auditors for 2007	F	F

3	Shareowner proposal: Director term limits	A	A

4	Shareowner proposal: Foreign military sales	A	A

5	Shareowner proposal: Political contributions	A	A

6	Shareowner proposal: Advisory resolution to ratify	A	A
executive compensation

7	Shareowner proposal: Pay-for-superior-performance	A	A

16

PROXY COMMITTEE

COMPANY NAME:	Schlumberger Limited
TICKER SYMBOL:	SLB
CUSIP NUMBER:	806857108
MEETING DATE:	4/11/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Directors recommend a vote for the election of nominees.	F	F

2	Adoption and approval of financials and dividends.	F	F

3	Approval of independent registered public accounting firm.	F	F

17

PROXY COMMITTEE

COMPANY NAME:	T. Rowe Price Group, Inc.
TICKER SYMBOL:	TROW
CUSIP NUMBER:	74144T108
MEETING DATE:	04/12/07
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of the 2007 non-employee director equity plan.	F	F

3	Ratification of the appointment of KPMG LLP as	F	F
Price Group’s independent registered public accounting
firm for 2007.

4	In their discretion, the Proxies are authorized to vote upon	F	F
such other business and further business as may properly
come before the meeting or any adjournments and
postponements thereof.

18

PROXY COMMITTEE

COMPANY NAME:	UBS AG
TICKER SYMBOL:	UBS
CUSIP NUMBER:	H89231338
MEETING DATE:	04/18/07
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Annual report, group and parent company accounts for	F	F
financial year 2006, reports of the group and statutory
auditors.

2	Appropriation of retained earnings dividend for financial	F	F
year 2006.

3	Discharge of the members of the Board of Directors and	F	F
the Group Executive Board.

4A1	Re-election of Board Member: Stephan Haeringer	F	F

4A2	Re-election of Board Member: Helmut Pahke	F	F

4A3	Re-election of Board Member: Peter Spuhler	F	F

4B1	Election of new Board Member: Sergio Marchionne	F	F

4C	Election of the group and statutory auditors	F	F

19

PROXY COMMITTEE (Cont’d)

COMPANY NAME:	UBS AG (Cont’d)
TICKER SYMBOL:	UBS
CUSIP NUMBER:	H89231338
MEETING DATE:	04/18/07
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

5A	Capital reduction: cancellation of shares repurchased under	F	F
the 2006/2007 share buyback program and respective
amendment of article 4 para 1 of the articles of association.

5B	Capital reduction: approval of a new share buyback	F	F
program for 2007-2010.

6	In case of AD-HOC Shareholders’ motions during the	F	F
annual general meeting, I/we authorize my/our proxy to act
in accordance with the Board of Directors.

20

PROXY COMMITTEE

COMPANY NAME:	Genentech, Inc.
TICKER SYMBOL:	DNA
CUSIP NUMBER:	368710406
MEETING DATE:	04/20/07
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To ratify the selection of Ernst & Young LLP as	F	F
independent registered public accounting firm of
Genentech for the year ending December 31, 2007.

21

PROXY COMMITTEE

COMPANY NAME:	American Express
TICKER SYMBOL:	AXP
CUSIP NUMBER:	025816109
MEETING DATE:	4/23/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	The selection of Pricewaterhousecoopers LLP as our	F	F
independent registered public accounting firm for 2007.

3	A proposal to approve the American Express Company	F	F
2007 incentive compensation plan.

4	A Shareholder proposal relating to cumulative voting for	A	A
Directors.

22

PROXY COMMITTEE

COMPANY NAME:	Praxair Inc.
TICKER SYMBOL:	PX
CUSIP NUMBER:	74005P104
MEETING DATE:	04/24/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Shareholder proposal regarding Director election process.	A	A

3	Shareholder proposal regarding Stockholder rights plan	A	A
vote.

4	Proposal to ratify the appointment of the independent	F	F
auditor.

23

PROXY COMMITTEE

COMPANY NAME:	L-3 Communications Holdings
TICKER SYMBOL:	LLL
CUSIP NUMBER:	502424104
MEETING DATE:	4/24/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Appointment of Pricewaterhousecoopers LLP as	F	F
independent registered public accounting firm.

24

PROXY COMMITTEE

COMPANY NAME:	Stryker Corporation
TICKER SYMBOL:	SYK
CUSIP NUMBER:	863667101
MEETING DATE:	4/25/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of the executive bonus plan.	F	F

3	Ratification of the appointment of Ernst & Young LLP as	F	F
independent auditors for 2007.

4	Shareholder proposal regarding granting of performance-	A	A
vesting shares to senior executives.

25

PROXY COMMITTEE

COMPANY NAME:	General Electric Co.
TICKER SYMBOL:	369604103
CUSIP NUMBER:	GE
MEETING DATE:	04/25/07
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

A	Election of Directors	F	F

B	Ratification of KPMG	F	F

C	Adoptions of majority voting for directors	F	F

D	Approval of 2007 long term incentive plan	F	F

E	Approval of material terms of senior officer performance	F	F
goals

1	Cumulative voting	A	A

2	Curb over-extended directors	A	A

3	One director from the ranks of retirees	A	A

4	Independent board chairman	A	A

5	Eliminate dividend equivalents	A	A

6	Report on charitable contributions	A	A

7	Global warming report	A	A

8	Ethical criteria for military contracts	A	A

9	Report on pay differential	A	A

26

PROXY COMMITTEE

COMPANY NAME:	Consol Energy Inc.
TICKER SYMBOL:	CNX
CUSIP NUMBER:	20854P109
MEETING DATE:	5/1/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Ratification of independent accountants:	F	F
Pricewaterhousecoopers LLP.

3	Amendment to Consol Energy Inc. Equity Incentive Plan.	F	F

4	Shareholder Proposal regarding climate change.	A	A

27

PROXY COMMITTEE

COMPANY NAME:	Expeditors Int’l of WA, Inc.
TICKER SYMBOL:	EXPD
CUSIP NUMBER:	302130109
MEETING DATE:	5/2/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of the 2007 Stock Option Plan as described in	F	F
The Company’s proxy statement dated March 30, 2007.

3	Approval of the amendment to the 2002 Employee Stock	F	F
purchase plan.

4	Approval of appointment of KPMG LLP as The	F	F
Company’s independent registered public accounting firm.

5	Shareholder proposal to amend The Company’s Equal	A	A
Opportunity Policy.

28

PROXY COMMITTEE

COMPANY NAME:	PepsiCo, Inc.
TICKER SYMBOL:	PEP
CUSIP NUMBER:	713448108
MEETING DATE:	5/2/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

ELECTION OF DIRECTORS:
1A	D. Dublon	F	F
1B	V.J. Dzau	F	F
1C	R.L. Hunt	F	F
1D	A. Ibarguen	F	F
1E	A.C. Martinez	F	F
1F	E.K. Nooyi	F	F
1G	S.P. Rockefeller	F	F
1H	J.J. Schiro	F	F
1I	D. Vasella	F	F
1J	M.D. White	F	F

2	Approval of Independent Registered Public Accountants	F	F

3	Approval of 2007 Long-Term Incentive Plan	F	F

4	Shareholder Proposal - Charitable Contributions	A	A

29

PROXY COMMITTEE

COMPANY NAME:	Pentair, Inc.
TICKER SYMBOL:	PNR
CUSIP NUMBER:	709631105
MEETING DATE:	5/3/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To amend our Articles of Incorporation to adopt a	F	F
majority voting standard for the Election of Directors.

3	To amend our Articles of Incorporation and our By- Laws	F	F
to provide for the election of up to eleven Directors.

4	To vote upon a proposal put forth by one of our	A	A
Shareholders that we add sexual orientation to our
Non-Discrimination Policy.

5	To vote upon a proposal put forth by one of our	A	A
Shareholders that we issue a sustainability report to
Shareholders.

6	Ratification of appointment of Deloitte & Touche LLP as	F	F
our independent registered public accounting firm for 2007.

30

PROXY COMMITTEE

COMPANY NAME:	Ecolab, Inc.
TICKER SYMBOL:	ECL
CUSIP NUMBER:	278865100
MEETING DATE:	5/4/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Ratify appointment of Pricewaterhousecoopers LLP as	F	F
independent registered public accounting firm.

31

PROXY COMMITTEE

COMPANY NAME:	Quest Diagnostics Incorporated
TICKER SYMBOL:	DGX
CUSIP NUMBER:	74834L100
MEETING DATE:	5/8/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Proposal to ratify the selection of	F	F
Pricewaterhousecoopers LLP as our independent
registered public accounting firm for 2007.

32

PROXY COMMITTEE

COMPANY NAME:	Amgen Inc.
TICKER SYMBOL:	AMGN
CUSIP NUMBER:	031162100
MEETING DATE:	5/9/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

Election of Directors
1A	Mr. Frank J. Biondi, Jr.	F	F
1B	Mr. Jerry D. Choate	F	F
1C	Mr. Frank D. Herringer	F	F
1D	Dr. Gilbert S. Omenn	F	F

2	To ratify the selection of Ernst & Young LLP as the	F	F
Company’s independent registered public accountants for
the year ending December 31, 2007.

3	To approve the amendments to The Company’s restated	F	F
Certificate of Incorporation eliminating the classification
of the Board of Directors.

4	To approve the amendments to The Company’s amended	F	F
and restated bylaws eliminating the classification of the
Board of Directors.

5A	Stockholder proposal #1	A	A
(Animal Welfare Policy)

5B	Stockholder proposal #2	A	A
(Sustainability Report)

33

PROXY COMMITTEE

COMPANY NAME:	CVS/Caremark Corporation
TICKER SYMBOL:	CVS
CUSIP NUMBER:	126650100
MEETING DATE:	5/9/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of 14 Directors
1a	Edwin M. Banks	F	F
1b	C. David Brown II	F	F
1c	E. Mac Crawford	F	F
1d	David W. Dorman	F	F
1e	Kristen E. Gibney Williams	F	F
1f	Roger L. Headrick	F	F
1g	Marian L. Heard	F	F
1h	William H. Joyce	F	F
1i	Jean-Pierre Millon	F	F
1j	Terrence Murray	F	F
1k	C.A. Lance Piccolo	F	F
1l	Sheli Z. Rosenberg	F	F
1m	Thomas M. Ryan	F	F
1n	Richard J. Swift	F	F

2	Proposal to ratify the appointment of KPMG LLP as the	F	F
Company’s independent registered public accounting firm
for the 2007 fiscal year.

3	Proposal to adopt the Company’s 2007 Employee Stock	F	F
Purchase Plan.

4	Proposal to adopt the Company’s 2007 Incentive Plan.	F	F

34

PROXY COMMITTEE (Cont’d)

COMPANY NAME:	CVS/Caremark Corporation
TICKER SYMBOL:	CVS
CUSIP NUMBER:	126650100
MEETING DATE:	5/9/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

5	Stockholder proposal regarding limits on CEO	A	A
compensation.

6	Stockholder proposal regarding separation of the roles of	A	A
Chairman and CEO.

7	Stockholder proposal regarding sustainability reporting by	A	A
the Company.

8	Stockholder proposal regarding the relationship between	A	A
the Company and compensation consultants.

9	Stockholder proposal regarding the Company’s policy on	A	A
stock option grants.

35

PROXY COMMITTEE

COMPANY NAME:	Google Inc.
TICKER SYMBOL:	GOOG
CUSIP NUMBER:	38259P508
MEETING DATE:	5/10/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Ratification of appointment of Ernst & Young LLP as the	F	F
independent registered public accounting firm of
Google Inc. for the fiscal year ending December 31, 2007.

3	Approval of an amendment to Google’s 2004 Stock Plan to	F	F
increase the number of authorized shares of class A
common stock issuable thereunder by 4,500,000.

4	Approval of Google’s executive bonus plan.	F	F

5	Stockholder Proposal to request that management institute	A	A
policies to help protect freedom of access to the internet.

36

PROXY COMMITTEE

COMPANY NAME:	Apple Computer, Inc.
TICKER SYMBOL:	AAPL
CUSIP NUMBER:	037833100
MEETING DATE:	5/10/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To approve amendments to the Apple Inc. 2003 employee	F	F
stock plan.
		F	F
3	To approve amendments to the Apple Inc. employee stock
purchase plan.

4	To approve amendments to the 1997 director stock option	F	F
plan.

5	To ratify the appointment of KPMG LLP as the Company’s	F	F
independent registered public accounting firm for fiscal
year 2007.

6	To consider a Shareholder Proposal entitled “Option	A	A
Dating Policy,” if properly presented at the meeting.

7	To consider a Shareholder Proposal entitled “Pay for	A	A
Performance Standard,” if properly presented at the
meeting.

8	To consider a Shareholder Proposal entitled	A	A
“Environmental Report,” if properly presented at the
meeting.

37

PROXY COMMITTEE (Cont’d)

COMPANY NAME:	Apple Computer, Inc. (Cont’d)
TICKER SYMBOL:	AAPL
CUSIP NUMBER:	037833100
MEETING DATE:	5/10/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

9	To consider a Shareholder Proposal entitled “Equity	A	A
Retention Policy,” if properly presented at the meeting.

10	To consider a Shareholder Proposal entitled “Electronic	A	A
Waste Take Back and Recycling,” if properly presented
at the meeting.

11	To consider a Shareholder Proposal entitled “Advisory	A	A
Vote on Compensation,” if properly presented at the
meeting

38

PROXY COMMITTEE

COMPANY NAME:	Waters Corporation
TICKER SYMBOL:	WAT
CUSIP NUMBER:	941848103
MEETING DATE:	5/15/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To ratify the selection of Pricewaterhousecoopers LLP as	F	F
the company’s independent registered public accounting
firm for the fiscal year ending December 31, 2007.

39

PROXY COMMITTEE

COMPANY NAME:	WellPoint, Inc.
TICKER SYMBOL:	WLP
CUSIP NUMBER:	94973V107
MEETING DATE:	5/16/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To approve majority voting for the election of Directors in	F	F
non-contested elections.

3	To ratify the appointment of Ernst & Young LLP as the	F	F
independent registered public accounting firm for the
company for 2007.

40

PROXY COMMITTEE

COMPANY NAME:	Stericycle, Inc.
TICKER SYMBOL:	SRCL
CUSIP NUMBER:	858912108
MEETING DATE:	5/16/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of proposal to amend the company’s certificate	F	F
of incorporation to increase the company’s authorized
shares of common stock from 80,000,000 shares to
120,000,000.

3	Ratification of appointment of Ernst & Young LLP as the	F	F
company’s independent public accountants for the year
ending December 31, 2007.

41

PROXY COMMITTEE

COMPANY NAME:	American International Group
TICKER SYMBOL:	AIG
CUSIP NUMBER:	026874107
MEETING DATE:	5/16/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Ratification of selection of Pricewaterhousecoopers LLP	F	F
as AIG’s independent registered public accounting firm
for 2007.

3	Adoption of the American International Group, Inc. 2007	F	F
Stock incentive plan.

4	Shareholder proposal relating to performance-based	A	A
stock options.

42

PROXY COMMITTEE

COMPANY NAME:	Target Corporation
TICKER SYMBOL:	TGT
CUSIP NUMBER:	87612E106
MEETING DATE:	5/24/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Company proposal to ratify the appointment of	F	F
Ernst &Young LLP as independent registered public accounting firm.

3	Company proposal to approve the officer short-term	F	F
incentive plan.

4	Company proposal to approve an amendment to the	F	F
restated articles of incorporation to require a majority vote for the election of Directors.

5	Shareholder proposal regarding additional disclosure if	A	A
political contributions.

43

PROXY COMMITTEE

COMPANY NAME:	Cognizant Tech Solutions Corp.
TICKER SYMBOL:	CTSH
CUSIP NUMBER:	192446102
MEETING DATE:	6/07/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To approve the amendment to our amended and restated	F	F
1999 incentive compensation plan.

3	To ratify the appointment of Pricewaterhousecoopers LLP	F	F
as our independent registered public accounting firm for the year ending December 31, 2007.

4	To transact such other business as may properly come	F	F
before the meeting or any adjournments thereof.

44

PROXY COMMITTEE

COMPANY NAME:	Staples, Inc.
TICKER SYMBOL:	SPLS
CUSIP NUMBER:	855030102
MEETING DATE:	06/11/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To approve an amendment to Staples’ by-laws to change	F	F
the voting standard for election of Directors in uncontested elections from plurality to majority.

3	To ratify the selection by the audit committee of Ernst &	F	F
Young LLP as Staples’ independent registered public accounting firm for the current fiscal year.

4	To act on a Shareholder Proposal on simple majority	A	A
voting.

45

BADGLEY GROWTH FUND

PROXY COMMITTEE

COMPANY NAME:	Medtronic, Inc.
TICKER SYMBOL:	MDT
CUSIP NUMBER:	585055106
MEETING DATE:	8/24/06
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To ratify the appointment of PricewaterhouseCoopers LLP	F	F
as Medtronic’s independent registered public accounting
firm.

3	To consider and vote upon a shareholder proposal entitled	A	A
“director election majority cote standard proposal.”

PROXY COMMITTEE

COMPANY NAME:	FedEx Corporation
TICKER SYMBOL:	FDX
CUSIP NUMBER:	31428X106
MEETING DATE:	9/25/06
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of amendments to certificate of incorporation and	F	F
bylaws to eliminate supermajority voting requirements.

3	Ratification of independent registered public accounting	F	F
firm.

The Board of Directors recommends a vote
“against” proposals 4 & 5.

4	Stockholder proposal regarding global warming report.	A	A

5	Stockholder proposal regarding majority voting for	A	A
director elections.

PROXY COMMITTEE

COMPANY NAME:	Michaels Stores, Inc.
TICKER SYMBOL:	MIK
CUSIP NUMBER:	594087108
MEETING DATE:	10/5/06
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	To adopt the agreement and plan of merger, dated as of	F	F
June 30, 2006, as amended, among Bain Paste Mergerco
Inc., Blackstone Paste Mergerco, Inc., Bain Paste Finco,
LLC, Blackstone Paste Finco, LLC and Michaels Stores,
Inc. (the “merger agreement”).

2	To adjourn or postpone the special meeting, if necessary or	F	F
appropriate, to solicit additional proxies if there are
insufficient votes at the time of the meeting to adopt the
merger agreement.

PROXY COMMITTEE

COMPANY NAME:	Teva Pharmaceutical Industries
TICKER SYMBOL:	TEVA
CUSIP NUMBER:	881624209
MEETING DATE:	10/5/06
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	To approve the remuneration of Mr. Eli Hurvitz in his	F	N/A
capacity as Chairman of the Board of Teva, in an amount
of the NIS equivalent of $300,000 per annum plus VAT,
to be adjusted by the increase of the Israeli Consumer Price
Index, together with an office and secretarial and car
service. Such remuneration is to be effective as of
July 3, 2006.

2	To approve the remuneration of Dr. Philip Frost in his	F	N/A
capacity as Vice Chairman of the Board of Teva and
Chairman of the Board’s science and technology
committee, in an amount of the NIS equivalent of
$275,000 per annum plus VAT, to be adjusted by the
increase of the Israeli Consumer Price Index. Such
remuneration is to be effective as of July 3, 2006.

PROXY COMMITTEE

COMPANY NAME:	Seagate Technology
TICKER SYMBOL:	STX
CUSIP NUMBER:	G7945J104
MEETING DATE:	10/26/06
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1A	Elect Frank J. Biondi, Jr. as a Director.	F	F

1B	Elect William W. Bradley as a Director.	F	F

1C	Elect Michael R. Cannon as a Director.	F	F

1D	Elect James A. Davidson as a Director.	F	F

1E	Elect Donald E. Kiernan as a Director.	F	F

1F	Elect Stephen J. Luczo as a Director.	F	F

1G	Elect David F. Marquardt as a Director.	F	F

1H	Elect Lydia M. Marshall as a Director.	F	F

1I	Elect C.S. Parks as a Director.	F	F

1J	Elect Gregorio Reyes as a Director.	F	F

1K	Elect John W. Thompson as a Director.	F	F

1L	Elect William D. Watkins as a Director.	F	F

2	Approve an increase in shares eligible for issuance under 2004 stock	F	F
compensation plan in the amount of 36 million shares.

3	Approve an increase in the issuable shares for purchase under	F	F
employee stock purchase plan in the amount of 10 million shares.

4	Ratify the appointment of Ernst & Young LLP to serve as independent	F	F
registered accounting firm.

PROXY COMMITTEE

COMPANY NAME:	Sysco Corporation
TICKER SYMBOL:	SYY
CUSIP NUMBER:	871829107
MEETING DATE:	11/10/06
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of ratification of appointment of Ernst & Young	F	F
LLP as the company’s independent accountants for
fiscal 2007.

3	Shareholder proposal requesting that the Board of	A	N/A
Directors implement a majority vote policy by taking
certain specified actions.

PROXY COMMITTEE

COMPANY NAME:	Microsoft Corp.
TICKER SYMBOL:	MSFT
CUSIP NUMBER:	594918104
MEETING DATE:	11/14/06
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1A	Election of Director: William H. Gates III	F	F

1B	Election of Director: Steven A. Ballmer	F	F

1C	Election of Director: James I. Cash Jr.	F	F

1D	Election of Director: Dina Dublon	F	F

1E	Election of Director: Raymond V. Gilmartin	F	F

1F	Election of Director: David F. Marquardt	F	F

1G	Election of Director: Charles H. Noski	F	F

1H	Election of Director: Helmut Panke	F	F

1I	Election of Director: Jon A. Shirley	F	F

2	Ratification of the selection of Deloitte & Touche LLP as the	F	F
company’s independent auditor

3	Shareholder proposal – Restriction on selling products and	A	A
services to foreign governments

4	Shareholder proposal – Sexual orientation in equal employment	A	A
opportunity policy

5	Shareholder proposal – Hiring of proxy advisor	A	A

PROXY COMMITTEE

COMPANY NAME:	Cisco Systems, Inc.
TICKER SYMBOL:	CSCO
CUSIP NUMBER:	17275R102
MEETING DATE:	11/15/06
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To ratify the appointment of PricewaterhouseCoopers LLP	F	F
as Cisco’s independent registered public accounting firm for the fiscal year ending July 28, 2007.

3	Proposal submitted by a shareholder urging the Board of	A	A
Directors to adopt a policy that a significant portion of future equity compensation grants to senior executives shall be shares of stock that require the achievement of performance goals as a prerequisite to vesting, as set forth in the accompanying proxy statement.

4	Proposal submitted by shareholders requesting the Board’s	A	A
compensation committee initiate a review of Cisco’s Executive compensation policies and to make available, upon request, a report of that review by January 1, 2007, as set forth in the accompanying proxy statement.

5	Proposal submitted by shareholders requesting the Board to	A	A
publish a report to shareholders within six months providing a summarized listing of assessment of concrete steps Cisco could reasonably take to reduce the likelihood that its business
practices might enable or encourage the violation of human
rights, as set forth in the accompanying proxy statement.

PROXY COMMITTEE

COMPANY NAME:	Amdocs Limited
TICKER SYMBOL:	DOX
CUSIP NUMBER:	G02602103
MEETING DATE:	01/18/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of consolidated financial statements for fiscal	F	F
year 2006.

3	Ratification and approval of Ernst & Young LLP and	F	F
authorization of audit committee of board to
fix remuneration.

PROXY COMMITTEE

COMPANY NAME:	BJ Services Company
TICKER SYMBOL:	BJS
CUSIP NUMBER:	05582103
MEETING DATE:	1/30/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

PROXY COMMITTEE

COMPANY NAME:	Costco Wholesale Corporation
TICKER SYMBOL:	COST
CUSIP NUMBER:	22160K105
MEETING DATE:	1/31/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Ratification of selection of independent auditors.	F	F

PROXY COMMITTEE

COMPANY NAME:	Varian Medical Systems, Inc.
TICKER SYMBOL:	VAR
CUSIP NUMBER:	92220P105
MEETING DATE:	2/15/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To approve the Varian Medical Systems, Inc. second	F	F
amended and restated 2005 Omnibus stock plan.

3	To approve an amendment to the Varian Medical	F	F
Systems, Inc. management incentive plan.

4	To ratify the appointment of Pricewaterhousecoopers LLP	F	F
as Varian Medical Systems, Inc.’s independent registered
public accounting firm for fiscal year 2007.

PROXY COMMITTEE

COMPANY NAME:	CVS Corporation
TICKER SYMBOL:	CVS
CUSIP NUMBER:	126650100
MEETING DATE:	02/23/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Approval of the proposal to amend CVS’ amended and	F	F
restated certificate of incorporation to increase the
authorized number of shares of CVS common stock from
1 billion to 3.2 billion and to change the name of CVS
Corporation to “CVS/Caremark Corporation”, as described
in the accompanying joint proxy statement/prospectus.

2	Approval of the proposal to issue stock pursuant to the	F	F
merger agreement, as the same may be amended from time
to time, in connection with the proposed merger of.
Caremark RX, Inc. with Twain Mergersub L.L.C., a
wholly owned subsidiary of CVS Corporation, as described
in the accompanying joint proxy statement/prospectus.

3	Approval of any proposal to adjourn or postpone the	F	F
special meeting, including if necessary, to solicit additional proxies in favor of the foregoing proposals.

PROXY COMMITTEE

COMPANY NAME:	Qualcomm Incorporated
TICKER SYMBOL:	QCOM
CUSIP NUMBER:	747525103
MEETING DATE:	03/13/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To ratify the selection of Pricewaterhousecoopers LLP as	F	F
the company’s independent accountants for the company’s
fiscal year ending September 30, 2007.

PROXY COMMITTEE

COMPANY NAME:	Starbucks Corporation
TICKER SYMBOL:	SBUX
CUSIP NUMBER:	855244109
MEETING DATE:	03/21/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Company proposal to approve the material terms of the	F	F
company’s executive management bonus plan.

3	Company proposal to ratify the selection of Deloitte and	F	F
Touche LLP as the company’s independent registered
public accounting firm for the fiscal year ending
September 30, 2007.

PROXY COMMITTEE

COMPANY NAME:	United Technologies Corporation
TICKER SYMBOL:	UTX
CUSIP NUMBER:	913017109
MEETING DATE:	04/11/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Appointment of independent auditors for 2007	F	F

3	Shareowner proposal: Director term limits	A	A

4	Shareowner proposal: Foreign military sales	A	A

5	Shareowner proposal: Political contributions	A	A

6	Shareowner proposal: Advisory resolution to ratify	A	A
executive compensation

7	Shareowner proposal: Pay-for-superior-performance	A	A

PROXY COMMITTEE

COMPANY NAME:	Schlumberger Limited
TICKER SYMBOL:	SLB
CUSIP NUMBER:	806857108
MEETING DATE:	4/11/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Directors recommend a vote for the election of nominees.	F	F

2	Adoption and approval of financials and dividends.	F	F

3	Approval of independent registered public accounting firm.	F	F

PROXY COMMITTEE

COMPANY NAME:	T. Rowe Price Group, Inc.
TICKER SYMBOL:	TROW
CUSIP NUMBER:	74144T108
MEETING DATE:	04/12/07
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of the 2007 non-employee director equity plan.	F	F

3	Ratification of the appointment of KPMG LLP as	F	F
Price Group’s independent registered public accounting
firm for 2007.

4	In their discretion, the Proxies are authorized to vote upon	F	F
such other business and further business as may properly
come before the meeting or any adjournments and
postponements thereof.

PROXY COMMITTEE

COMPANY NAME:	UBS AG
TICKER SYMBOL:	UBS
CUSIP NUMBER:	H89231338
MEETING DATE:	04/18/07
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Annual report, group and parent company accounts for	F	F
financial year 2006, reports of the group and statutory
auditors.

2	Appropriation of retained earnings dividend for financial	F	F
year 2006.

3	Discharge of the members of the Board of Directors and	F	F
the Group Executive Board.

4A1	Re-election of Board Member: Stephan Haeringer	F	F

4A2	Re-election of Board Member: Helmut Pahke	F	F

4A3	Re-election of Board Member: Peter Spuhler	F	F

4B1	Election of new Board Member: Sergio Marchionne	F	F

4C	Election of the group and statutory auditors	F	F

PROXY COMMITTEE (Cont’d)

COMPANY NAME:	UBS AG (Cont’d)
TICKER SYMBOL:	UBS
CUSIP NUMBER:	H89231338
MEETING DATE:	04/18/07
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

5A	Capital reduction: cancellation of shares repurchased under	F	F
the 2006/2007 share buyback program and respective
amendment of article 4 para 1 of the articles of association.

5B	Capital reduction: approval of a new share buyback	F	F
program for 2007-2010.

6	In case of AD-HOC Shareholders’ motions during the	F	F
annual general meeting, I/we authorize my/our proxy to act
in accordance with the Board of Directors.

PROXY COMMITTEE

COMPANY NAME:	Genentech, Inc.
TICKER SYMBOL:	DNA
CUSIP NUMBER:	368710406
MEETING DATE:	04/20/07
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To ratify the selection of Ernst & Young LLP as	F	F
independent registered public accounting firm of
Genentech for the year ending December 31, 2007.

PROXY COMMITTEE

COMPANY NAME:	American Express
TICKER SYMBOL:	AXP
CUSIP NUMBER:	025816109
MEETING DATE:	4/23/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	The selection of Pricewaterhousecoopers LLP as our	F	F
independent registered public accounting firm for 2007.

3	A proposal to approve the American Express Company	F	F
2007 incentive compensation plan.

4	A Shareholder proposal relating to cumulative voting for	A	A
Directors.

PROXY COMMITTEE

COMPANY NAME:	Praxair Inc.
TICKER SYMBOL:	PX
CUSIP NUMBER:	74005P104
MEETING DATE:	04/24/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Shareholder proposal regarding Director election process.	A	A

3	Shareholder proposal regarding Stockholder rights plan	A	A
vote.

4	Proposal to ratify the appointment of the independent	F	F
auditor.

PROXY COMMITTEE

COMPANY NAME:	L-3 Communications Holdings
TICKER SYMBOL:	LLL
CUSIP NUMBER:	502424104
MEETING DATE:	4/24/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Appointment of Pricewaterhousecoopers LLP as	F	F
independent registered public accounting firm.

PROXY COMMITTEE

COMPANY NAME:	Stryker Corporation
TICKER SYMBOL:	SYK
CUSIP NUMBER:	863667101
MEETING DATE:	4/25/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of the executive bonus plan.	F	F

3	Ratification of the appointment of Ernst & Young LLP as	F	F
independent auditors for 2007.

4	Shareholder proposal regarding granting of performance-	A	A
vesting shares to senior executives.

PROXY COMMITTEE

COMPANY NAME:	General Electric Co.
TICKER SYMBOL:	369604103
CUSIP NUMBER:	GE
MEETING DATE:	04/25/07
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

A	Election of Directors	F	F

B	Ratification of KPMG	F	F

C	Adoptions of majority voting for directors	F	F

D	Approval of 2007 long term incentive plan	F	F

E	Approval of material terms of senior officer performance	F	F
goals

1	Cumulative voting	A	A

2	Curb over-extended directors	A	A

3	One director from the ranks of retirees	A	A

4	Independent board chairman	A	A

5	Eliminate dividend equivalents	A	A

6	Report on charitable contributions	A	A

7	Global warming report	A	A

8	Ethical criteria for military contracts	A	A

9	Report on pay differential	A	A

PROXY COMMITTEE

COMPANY NAME:	Consol Energy Inc.
TICKER SYMBOL:	CNX
CUSIP NUMBER:	20854P109
MEETING DATE:	5/1/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Ratification of independent accountants:	F	F
Pricewaterhousecoopers LLP.

3	Amendment to Consol Energy Inc. Equity Incentive Plan.	F	F

4	Shareholder Proposal regarding climate change.	A	A

PROXY COMMITTEE

COMPANY NAME:	Expeditors Int’l of WA, Inc.
TICKER SYMBOL:	EXPD
CUSIP NUMBER:	302130109
MEETING DATE:	5/2/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of the 2007 Stock Option Plan as described in	F	F
The Company’s proxy statement dated March 30, 2007.

3	Approval of the amendment to the 2002 Employee Stock	F	F
purchase plan.

4	Approval of appointment of KPMG LLP as The	F	F
Company’s independent registered public accounting firm.

5	Shareholder proposal to amend The Company’s Equal	A	A
Opportunity Policy.

PROXY COMMITTEE

COMPANY NAME:	PepsiCo, Inc.
TICKER SYMBOL:	PEP
CUSIP NUMBER:	713448108
MEETING DATE:	5/2/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

ELECTION OF DIRECTORS:
1A	D. Dublon	F	F
1B	V.J. Dzau	F	F
1C	R.L. Hunt	F	F
1D	A. Ibarguen	F	F
1E	A.C. Martinez	F	F
1F	E.K. Nooyi	F	F
1G	S.P. Rockefeller	F	F
1H	J.J. Schiro	F	F
1I	D. Vasella	F	F
1J	M.D. White	F	F

2	Approval of Independent Registered Public Accountants	F	F

3	Approval of 2007 Long-Term Incentive Plan	F	F

4	Shareholder Proposal - Charitable Contributions	A	A

PROXY COMMITTEE

COMPANY NAME:	Pentair, Inc.
TICKER SYMBOL:	PNR
CUSIP NUMBER:	709631105
MEETING DATE:	5/3/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To amend our Articles of Incorporation to adopt a	F	F
majority voting standard for the Election of Directors.

3	To amend our Articles of Incorporation and our By- Laws	F	F
to provide for the election of up to eleven Directors.

4	To vote upon a proposal put forth by one of our	A	A
Shareholders that we add sexual orientation to our
Non-Discrimination Policy.

5	To vote upon a proposal put forth by one of our	A	A
Shareholders that we issue a sustainability report to
Shareholders.

6	Ratification of appointment of Deloitte & Touche LLP as	F	F
our independent registered public accounting firm for 2007.

PROXY COMMITTEE

COMPANY NAME:	Ecolab, Inc.
TICKER SYMBOL:	ECL
CUSIP NUMBER:	278865100
MEETING DATE:	5/4/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Ratify appointment of Pricewaterhousecoopers LLP as	F	F
independent registered public accounting firm.

PROXY COMMITTEE

COMPANY NAME:	Quest Diagnostics Incorporated
TICKER SYMBOL:	DGX
CUSIP NUMBER:	74834L100
MEETING DATE:	5/8/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Proposal to ratify the selection of	F	F
Pricewaterhousecoopers LLP as our independent
registered public accounting firm for 2007.

PROXY COMMITTEE

COMPANY NAME:	Amgen Inc.
TICKER SYMBOL:	AMGN
CUSIP NUMBER:	031162100
MEETING DATE:	5/9/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

Election of Directors
1A	Mr. Frank J. Biondi, Jr.	F	F
1B	Mr. Jerry D. Choate	F	F
1C	Mr. Frank D. Herringer	F	F
1D	Dr. Gilbert S. Omenn	F	F

2	To ratify the selection of Ernst & Young LLP as the	F	F
Company’s independent registered public accountants for
the year ending December 31, 2007.

3	To approve the amendments to The Company’s restated	F	F
Certificate of Incorporation eliminating the classification
of the Board of Directors.

4	To approve the amendments to The Company’s amended	F	F
and restated bylaws eliminating the classification of the
Board of Directors.

5A	Stockholder proposal #1	A	A
(Animal Welfare Policy)

5B	Stockholder proposal #2	A	A
(Sustainability Report)

PROXY COMMITTEE

COMPANY NAME:	CVS/Caremark Corporation
TICKER SYMBOL:	CVS
CUSIP NUMBER:	126650100
MEETING DATE:	5/9/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of 14 Directors
1a	Edwin M. Banks	F	F
1b	C. David Brown II	F	F
1c	E. Mac Crawford	F	F
1d	David W. Dorman	F	F
1e	Kristen E. Gibney Williams	F	F
1f	Roger L. Headrick	F	F
1g	Marian L. Heard	F	F
1h	William H. Joyce	F	F
1i	Jean-Pierre Millon	F	F
1j	Terrence Murray	F	F
1k	C.A. Lance Piccolo	F	F
1l	Sheli Z. Rosenberg	F	F
1m	Thomas M. Ryan	F	F
1n	Richard J. Swift	F	F

2	Proposal to ratify the appointment of KPMG LLP as the	F	F
Company’s independent registered public accounting firm
for the 2007 fiscal year.

3	Proposal to adopt the Company’s 2007 Employee Stock	F	F
Purchase Plan.

4	Proposal to adopt the Company’s 2007 Incentive Plan.	F	F

PROXY COMMITTEE (Cont’d)

COMPANY NAME:	CVS/Caremark Corporation
TICKER SYMBOL:	CVS
CUSIP NUMBER:	126650100
MEETING DATE:	5/9/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

5	Stockholder proposal regarding limits on CEO	A	A
compensation.

6	Stockholder proposal regarding separation of the roles of	A	A
Chairman and CEO.

7	Stockholder proposal regarding sustainability reporting by	A	A
the Company.

8	Stockholder proposal regarding the relationship between	A	A
the Company and compensation consultants.

9	Stockholder proposal regarding the Company’s policy on	A	A
stock option grants.

PROXY COMMITTEE

COMPANY NAME:	Google Inc.
TICKER SYMBOL:	GOOG
CUSIP NUMBER:	38259P508
MEETING DATE:	5/10/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Ratification of appointment of Ernst & Young LLP as the	F	F
independent registered public accounting firm of
Google Inc. for the fiscal year ending December 31, 2007.

3	Approval of an amendment to Google’s 2004 Stock Plan to	F	F
increase the number of authorized shares of class A
common stock issuable thereunder by 4,500,000.

4	Approval of Google’s executive bonus plan.	F	F

5	Stockholder Proposal to request that management institute	A	A
policies to help protect freedom of access to the internet.

PROXY COMMITTEE

COMPANY NAME:	Apple Computer, Inc.
TICKER SYMBOL:	AAPL
CUSIP NUMBER:	037833100
MEETING DATE:	5/10/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To approve amendments to the Apple Inc. 2003 employee	F	F
stock plan.
		F	F
3	To approve amendments to the Apple Inc. employee stock
purchase plan.

4	To approve amendments to the 1997 director stock option	F	F
plan.

5	To ratify the appointment of KPMG LLP as the Company’s	F	F
independent registered public accounting firm for fiscal
year 2007.

6	To consider a Shareholder Proposal entitled “Option	A	A
Dating Policy,” if properly presented at the meeting.

7	To consider a Shareholder Proposal entitled “Pay for	A	A
Performance Standard,” if properly presented at the
meeting.

8	To consider a Shareholder Proposal entitled	A	A
“Environmental Report,” if properly presented at the
meeting.

PROXY COMMITTEE (Cont’d)

COMPANY NAME:	Apple Computer, Inc. (Cont’d)
TICKER SYMBOL:	AAPL
CUSIP NUMBER:	037833100
MEETING DATE:	5/10/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

9	To consider a Shareholder Proposal entitled “Equity	A	A
Retention Policy,” if properly presented at the meeting.

10	To consider a Shareholder Proposal entitled “Electronic	A	A
Waste Take Back and Recycling,” if properly presented
at the meeting.

11	To consider a Shareholder Proposal entitled “Advisory	A	A
Vote on Compensation,” if properly presented at the
meeting

PROXY COMMITTEE

COMPANY NAME:	Waters Corporation
TICKER SYMBOL:	WAT
CUSIP NUMBER:	941848103
MEETING DATE:	5/15/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To ratify the selection of Pricewaterhousecoopers LLP as	F	F
the company’s independent registered public accounting
firm for the fiscal year ending December 31, 2007.

PROXY COMMITTEE

COMPANY NAME:	WellPoint, Inc.
TICKER SYMBOL:	WLP
CUSIP NUMBER:	94973V107
MEETING DATE:	5/16/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To approve majority voting for the election of Directors in	F	F
non-contested elections.

3	To ratify the appointment of Ernst & Young LLP as the	F	F
independent registered public accounting firm for the
company for 2007.

PROXY COMMITTEE

COMPANY NAME:	Stericycle, Inc.
TICKER SYMBOL:	SRCL
CUSIP NUMBER:	858912108
MEETING DATE:	5/16/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of proposal to amend the company’s certificate	F	F
of incorporation to increase the company’s authorized
shares of common stock from 80,000,000 shares to
120,000,000.

3	Ratification of appointment of Ernst & Young LLP as the	F	F
company’s independent public accountants for the year
ending December 31, 2007.

PROXY COMMITTEE

COMPANY NAME:	American International Group
TICKER SYMBOL:	AIG
CUSIP NUMBER:	026874107
MEETING DATE:	5/16/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Ratification of selection of Pricewaterhousecoopers LLP	F	F
as AIG’s independent registered public accounting firm
for 2007.

3	Adoption of the American International Group, Inc. 2007	F	F
Stock incentive plan.

4	Shareholder proposal relating to performance-based	A	A
stock options.

PROXY COMMITTEE

COMPANY NAME:	Target Corporation
TICKER SYMBOL:	TGT
CUSIP NUMBER:	87612E106
MEETING DATE:	5/24/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Company proposal to ratify the appointment of	F	F
Ernst &Young LLP as independent registered public accounting firm.

3	Company proposal to approve the officer short-term	F	F
incentive plan.

4	Company proposal to approve an amendment to the	F	F
restated articles of incorporation to require a majority vote for the election of Directors.

5	Shareholder proposal regarding additional disclosure if	A	A
political contributions.

PROXY COMMITTEE

COMPANY NAME:	Cognizant Tech Solutions Corp.
TICKER SYMBOL:	CTSH
CUSIP NUMBER:	192446102
MEETING DATE:	6/07/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To approve the amendment to our amended and restated	F	F
1999 incentive compensation plan.

3	To ratify the appointment of Pricewaterhousecoopers LLP	F	F
as our independent registered public accounting firm for the year ending December 31, 2007.

4	To transact such other business as may properly come	F	F
before the meeting or any adjournments thereof.

PROXY COMMITTEE

COMPANY NAME:	Staples, Inc.
TICKER SYMBOL:	SPLS
CUSIP NUMBER:	855030102
MEETING DATE:	06/11/2007
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To approve an amendment to Staples’ by-laws to change	F	F
the voting standard for election of Directors in uncontested elections from plurality to majority.

3	To ratify the selection by the audit committee of Ernst &	F	F
Young LLP as Staples’ independent registered public accounting firm for the current fiscal year.

4	To act on a Shareholder Proposal on simple majority	A	A
voting.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Badgley Funds, Inc.

By (Signature and Title)    /s/ J. Kevin Callaghan
J. Kevin Callaghan, President
Principal Executive Officer

Date     7/30/07